Summary of Significant Accounting Policies (Taxation) (Details) - USD ($) $ in Millions	3 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2017	Apr. 30, 2018	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxation [Line Items]
Withholding tax rate on dividends, foreign invested enterprises to foreign holding companies				10.00%
Statutory income tax rate				25.00%	35.00%	35.00%
Provisional amount of income tax expense recognized for the Toll Charge	$ 219
Reduction in liability for deferred income tax	$ 4
Recognition of previously unrecognized tax benefit			$ 77	$ 77
Unrecognized tax benefit recorded in 2018				142
Interest in connection with unrecognized tax benefit			$ 2	$ 2
Thereafter tax years after December 31,2017 [Member]
Taxation [Line Items]
Statutory income tax rate				21.00%
Prior tax years before December 31,2017 [Member]
Taxation [Line Items]
Statutory income tax rate					35.00%
State Administration of Taxation, China [Member] | Minimum [Member]
Taxation [Line Items]
Value-added tax rate		6.00%	6.00%		6.00%	6.00%
State Administration of Taxation, China [Member] | Maximum [Member]
Taxation [Line Items]
Value-added tax rate		17.00%	16.00%		17.00%	17.00%
HONG KONG
Taxation [Line Items]
Preferential withholding tax rate on dividends, foreign invested enterprises				5.00%
State Administration of Taxation, China [Member]
Taxation [Line Items]
Withholding tax rate on dividends, foreign invested enterprises to foreign holding companies				10.00%
Statutory income tax rate				25.00%
State Administration of Taxation, China [Member] | HONG KONG
Taxation [Line Items]
Preferential withholding tax rate on dividends, foreign invested enterprises				5.00%